LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2013
LOANS RECEIVABLE [Abstract]
LOANS RECEIVABLE
NOTE 7 — LOANS RECEIVABLE

Loans receivable are summarized as follows:

	At December 31,
	2013	2012
	(in thousands)
Held for investment:
Residential
Residential mortgages	$371,961	$323,665

Commercial
Real estate-commercial	129,345	104,766
Real estate-residential	20,005	21,570
Real estate-multi-family	16,623	19,118
Construction loans	8,773	16,288
Commercial and industrial loans	6,849	4,646
Total commercial loans	181,595	166,388

Consumer
Home equity and second mortgage	64,202	40,143
Other consumer	1,697	1,835
Total consumer loans	65,899	41,978

Total loans	619,455	532,031
Net deferred loan origination costs and unamortized premiums	1,288	1,611
Less allowance for loan losses	(6,575)	(6,922)
Total loans receivable	$614,168	$526,720

Held for sale:
Residential
Residential mortgages	$349	$706

The following tables present by credit quality indicator the composition of the commercial loan portfolio:

Commercial credit exposure-credit risk profile by internally assigned grade

	At December 31, 2013
	Pass	Special mention	Substandard	Doubtful	Total
	(in thousands)
Real estate-commercial	$113,260	$7,142	$8,943	$—	$129,345
Real estate-residential	17,182	487	2,336	—	20,005
Real estate-multi-family	13,114	—	3,509	—	16,623
Construction loans	5,596	—	3,177	—	8,773
Commercial and industrial loans	6,817	32	—	—	6,849
Total	$155,969	$7,661	$17,965	$—	$181,595

	At December 31, 2012
	Pass	Special mention	Substandard	Doubtful	Total
	(in thousands)
Real estate-commercial	$91,446	$4,192	$9,128	$—	$104,766
Real estate-residential	19,244	1,018	1,308	—	21,570
Real estate-multi-family	15,751	—	3,367	—	19,118
Construction loans	7,397	4,097	4,794	—	16,288
Commercial and industrial loans	4,565	81	—	—	4,646
Total	$138,403	$9,388	$18,597	$—	$166,388

In order to assess and monitor the credit risk associated with commercial loans, the Company employs a risk rating methodology whereby each commercial loan is initially assigned a risk grade. At least annually, all risk ratings are reviewed in light of information received such as tax returns, rent rolls, cash flow statements, appraisals, and any other information which may affect the then-current risk rating, which may be adjusted upward or downward as a result of this review. At the end of each quarter, the risk ratings are summarized and become a component of the evaluation of the allowance for loan losses. The Company’s risk rating definitions mirror those promulgated by banking regulators and are as follows:

Pass: A good quality loan characterized by satisfactory liquidity; reasonable debt capacity and coverage; acceptable management in all critical positions and normal operating results for its peer group. The Company has grades 1 through 6 within the Pass category which reflect the increasing amount of attention paid to the individual loan because of, among other things, trends in debt service coverage, management weaknesses, or collateral values.

Special mention: A loan that has potential weaknesses that deserves management’s close attention. Although the loan is currently protected, if left uncorrected, potential weaknesses may result in deterioration of the loan’s repayment prospects or in the Company’s future credit position. Potential weaknesses include: weakening financial condition; an unrealistic repayment program; inadequate sources of funds; lack of adequate collateral; or credit information, or documentation. There is currently the capacity to meet interest and principal payments, but further adverse business, financial, or economic conditions may impair the borrower’s capacity or willingness to pay interest and repay principal.

Substandard: A loan that is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. Although no loss of principal or interest is presently apparent, there is the distinct possibility that a partial loss of interest and/or principal will be sustained if the deficiencies are not corrected. There is a current identifiable vulnerability to default and the dependence upon favorable business, financial, or economic conditions to meet timely payment of interest and repayment of principal.

Doubtful: A loan which has all the weaknesses inherent in a substandard asset with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors which may work to strengthen the asset, classification as an estimated loss if deferred until a more exact status is determined. Pending factors include: proposed merger, acquisition, liquidation, capital injection, perfecting liens on additional collateral, and refinancing plans.

Loss: Loans which are considered uncollectible and should be charged off. The Company has charged-off all loans classified as loss.

Loans classified as special mention, substandard or doubtful are monitored individually on a monthly basis. Loans which require impairment evaluation are placed on nonaccrual status and are classified as substandard or doubtful.

The following tables present by credit quality indicator the composition of the residential mortgage and consumer loan portfolios:

Mortgage and consumer credit exposure-credit risk profile by payment activity

	At December 31, 2013
	Performing	Nonperforming	Total
	(in thousands)
Residential mortgages	$368,967	$2,994	$371,961
Home equity and second mortgage	63,902	300	64,202
Other consumer	1,697	—	1,697
Total	$434,566	$3,294	$437,860

	At December 31, 2012
	Performing	Nonperforming	Total
	(in thousands)
Residential mortgages	$321,400	$2,265	$323,665
Home equity and second mortgage	40,000	143	40,143
Other consumer	1,827	8	1,835
Total	$363,227	$2,416	$365,643

In order to assess and monitor the credit risk associated with residential mortgage loans and consumer loans, which include second mortgage loans and home equity secured lines of credit, the Company relies upon the payment status of the loan. Residential mortgage and other consumer loans 90 days or more past due are placed on nonaccrual status and evaluated for impairment on a pooled basis with the exception of loans with balances in excess of $1.0 million and loans that have been modified as TDRs. An individual impairment analysis is performed using a recent appraisal or current sales contract for TDRs as well as nonperforming mortgage and consumer loans with balances in excess of $1.0 million.

The following table presents by class nonperforming loans including impaired loans and loan balances past due over 90 days for which the accrual of interest has been discontinued:

	At December 31,
	2013	2012
	(in thousands)
Residential
Residential mortgages	$2,994	$2,265
Commercial
Real estate-commercial	774	1,098
Real estate-residential	896	51
Real estate-multi-family	191	—
Construction loans	3,177	4,794
Commercial and industrial loans	—	—
Consumer
Home equity and second mortgage	300	143
Other consumer	—	8
Total nonperforming loans	$8,332	$8,359

Additional interest income that would have been recorded under the original terms of the loan agreements amounted to $301,000 and $413,000 for the years ended December 31, 2013 and 2012, respectively.

The following tables present by class loans individually evaluated for impairment:

	At December 31, 2013
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
With an allowance recorded:	(in thousands)
Residential
Residential mortgages	$1,135	$1,135	$128	$1,620	$—
Commercial
Real estate-commercial	—	—	—	109	—
Real estate-residential	712	712	77	211	—
Construction loans	3,177	3,375	2,021	3,701	—
	5,024	5,222	2,226	5,641	—
With no allowance recorded:
Residential
Residential mortgages	1,184	1,184	—	241	—
Commercial
Real estate-commercial	774	774	—	607	—
Real estate-residential	184	321	—	108	—
Real estate-multi-family	191	372	—	77	—
Consumer
Home equity and second mortgage	47	81	—	7	—
	2,380	2,732	—	1,040	—
Total	$7,404	$7,954	$2,226	$6,681	$—

	At December 31, 2012
	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
With an allowance recorded:	(in thousands)
Residential
Residential mortgages	$2,137	$2,214	$218	$2,061	$—
Commercial
Real estate-commercial	546	1,497	296	697	—
Real estate-residential	51	51	4	298	—
Construction loans	4,737	5,137	1,029	3,604	—
Commercial and industrial loans	—	—	—	2	—
	7,471	8,899	1,547	6,662	—
With no allowance recorded:
Residential
Residential mortgages	—	—	—	698	—
Commercial
Real estate-commercial	552	552	—	1,012	—
Real estate-residential	—	—	—	216	—
Construction loans	57	116	—	1,932	—
	609	668	—	3,858	—
Total	$8,080	$9,567	$1,547	$10,520	$—

The following tables present by class the contractual aging of delinquent loans:

	At December 31, 2013
	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Residential
Residential mortgages	$369,271	$111	$—	$2,579	$2,690	$371,961	$—
Commercial
Real estate-commercial	127,786	785	—	774	1,559	129,345	—
Real estate-residential	18,589	180	340	896	1,416	20,005	—
Real estate-multi-family	16,432	—	—	191	191	16,623	—
Construction loans	5,596	—	—	3,177	3,177	8,773	—
Commercial and industrial loans	6,849	—	—	—	—	6,849	—
Consumer
Home equity and second mortgage	63,543	355	4	300	659	64,202	—
Other consumer	1,686	7	4	—	11	1,697	—
Total	$609,752	$1,438	$348	$7,917	$9,703	$619,455	$—

	At December 31, 2012
	Current	30-59 Days past due	60-89 Days past due	Loans past due 90 days or more	Total past due	Total loans	Recorded investment over 90 days and accruing interest
	(in thousands)
Residential
Residential mortgages	$319,982	$1,161	$329	$2,193	$3,683	$323,665	$—
Commercial
Real estate-commercial	102,868	800	—	1,098	1,898	104,766	—
Real estate-residential	21,488	31	—	51	82	21,570	—
Real estate-multi-family	19,118	—	—	—	—	19,118	—
Construction loans	11,494	—	—	4,794	4,794	16,288	—
Commercial and industrial loans	4,646	—	—	—	—	4,646	—
Consumer
Home equity and second mortgage	39,842	34	124	143	301	40,143	—
Other consumer	1,824	—	3	8	11	1,835	—
Total	$521,262	$2,026	$456	$8,287	$10,769	$532,031	$—

Activity in the allowance for loan losses is summarized as follows:

	Balance January 1, 2013	Provision	Charge-offs	Recoveries	Balance December 31, 2013
	(in thousands)
Residential
Residential mortgages	$1,849	$326	$(465)	$12	$1,722
Commercial
Real estate-commercial	1,754	(99)	(435)	—	1,220
Real estate-residential	608	(81)	(90)	—	437
Real estate-multi-family	245	(109)	—	—	136
Construction loans	1,697	647	(150)	14	2,208
Commercial and industrial loans	119	(21)	(10)	9	97
Consumer
Home equity and second mortgage	251	13	(58)	8	214
Other consumer	11	60	(27)	6	50
Unallocated	388	103	—	—	491
Total	$6,922	$839	$(1,235)	$49	$6,575

	Balance January 1, 2012	Provision	Charge-offs	Recoveries	Balance December 31, 2012
	(in thousands)
Residential
Residential mortgages	$2,194	$367	$(768)	$56	$1,849
Commercial
Real estate-commercial	2,352	353	(951)	—	1,754
Real estate-residential	369	726	(487)	—	608
Real estate-multi-family	350	(105)	—	—	245
Construction loans	1,830	1,049	(1,182)	—	1,697
Commercial and industrial loans	138	115	(156)	22	119
Consumer
Home equity and second mortgage	448	(104)	(93)	—	251
Other consumer	22	8	(23)	4	11
Unallocated	397	(9)	—	—	388
Total	$8,100	$2,400	$(3,660)	$82	$6,922

The following tables present by class the ending balance of the allowance for loan losses and ending loan balance based on the impairment method as of December 31, 2013:

	Evaluated for impairment
Allowance for loan losses	Loans acquired without credit deterioration	Loans acquired with credit deterioration	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$—	$—	$128	$1,594	$1,722
Commercial
Real estate-commercial	—	—	—	1,220	1,220
Real estate-residential	—	—	77	360	437
Real estate-multi-family	—	—	—	136	136
Construction loans	—	—	2,021	187	2,208
Commercial and industrial loans	—	—	—	97	97
Consumer
Home equity and second mortgage	—	—	—	214	214
Other consumer	—	—	—	50	50
Unallocated	—	—	—	491	491
Total	$—	$—	$2,226	$4,349	$6,575

	Evaluated for impairment
Loans receivable	Loans acquired without credit deterioration	Loans acquired with credit deterioration	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$50,985	$22	$2,297	$318,657	$371,961
Commercial
Real estate-commercial	12,787	—	774	115,784	129,345
Real estate-residential	4,913	184	712	14,196	20,005
Real estate-multi-family	1,116	191	—	15,316	16,623
Construction loans	—	—	3,177	5,596	8,773
Commercial and industrial loans	279	—	—	6,570	6,849
Consumer
Home equity and second mortgage	24,806	47	—	39,349	64,202
Other consumer	126	—	—	1,571	1,697
Total	$95,012	$444	$6,960	$517,039	$619,455

The following tables present by class the ending balance of the allowance for loan losses and ending loan balance based on impairment method as of December 31, 2012:

	Evaluated for impairment
Allowance for loan losses	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$218	$1,631	$1,849
Commercial
Real estate-commercial	296	1,458	1,754
Real estate-residential	4	604	608
Real estate-multi-family	—	245	245
Construction loans	1,029	668	1,697
Commercial and industrial loans	—	119	119
Consumer
Home equity and second mortgage	—	251	251
Other consumer	—	11	11
Unallocated	—	388	388
Total	$1,547	$5,375	$6,922

	Evaluated for impairment
Loans receivable	Individually	Collectively	Total
	(in thousands)
Residential
Residential mortgages	$2,137	$321,528	$323,665
Commercial
Real estate-commercial	1,098	103,668	104,766
Real estate-residential	51	21,519	21,570
Real estate-multi-family	—	19,118	19,118
Construction loans	4,794	11,494	16,288
Commercial and industrial loans	—	4,646	4,646
Consumer
Home equity and second mortgage	—	40,143	40,143
Other consumer	—	1,835	1,835
Total	$8,080	$523,951	$532,031

The following table presents by class loans classified as TDRs segregated for the periods indicated:

	For the year ended December 31, 2013			For the year ended December 31, 2012
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Residential	(dollars in thousands)
Residential mortgage	0	$—	$—	2	$950	$923
Total	0	$—	$—	2	$950	$923

The following table presents loans classified as TDRs that subsequently defaulted:

	For the year ended December 31, 2013
	Number of Contracts	Recorded Investment
Residential	(in thousands)
Residential mortgage	1	$337
Total	1	$337

There were no TDRs modified during 2012 that subsequently defaulted. However, a TDR identified in 2011 was in default of its modified terms and was subsequently discharged in a short sale during 2012 with a $40,000 loss charged to the allowance for loan losses.

Acquired loans are recorded at fair value on their purchase date without a carryover of the related allowance for loan losses.

The carrying value of the loans acquired and accounted for in accordance with ASC 310-30 was determined by projecting discounted contractual cash flows. The table below presents the components of the purchase accounting adjustments related to the purchased impaired loans acquired in the Roebling acquisition as of July 2, 2013:

At July 2, 2013
(in thousands)
Unpaid principal balance	$1,320
Interest	638
Contractual cash flows	1,958
Non-accretable discount	(963)
Expected cash flows	995
Accretable discount	(198)
Estimated fair value	$797

Changes in the amortizable yield for purchased credit-impaired loans were as follows for the year ended December 31, 2013:

At December 31, 2013
(in thousands)
Balance at beginning of period	$—
Acquisition of impaired loans	198
Accretion	(44)
Balance at end of period	$154

The following table presents additional information regarding loans acquired and accounted for in accordance with
ASC 310-30:

	July 2, 2013	December 31, 2013
	Acquired Loans with	Acquired Loans with
	Specific Evidence of	Specific Evidence of
	Deterioration in Credit	Deterioration in Credit
	Quality (ASC 310-30)	Quality (ASC 310-30)
(in thousands)
Outstanding balance	$1,958	$1,508
Carrying amount	797	444

There has been no allowance for loan losses recorded for acquired loans with or without specific evidence of deterioration in credit quality as of  December 31, 2013.

The Bank had no concentration of loans to borrowers engaged in similar activities that exceeded 10% of loans at December 31, 2013 and 2012. In the ordinary course of business, the Bank has granted loans to certain executive officers, directors and their related interests. Related party loans are made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons and do not involve more than the normal risk of collectability. The aggregate dollar amount of these loans was approximately $210,000 and $125,000 at December 31, 2013 and 2012, respectively. Acquired loans to related parties totaled $188,000 during 2013. For the year ended December 31, 2013, principal repayments of $103,000 of related party loans were received. Unused lines of credit available were $360,000 at December 31, 2013 and 2012.